RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2020
Related Party [Abstract]
Summary of Related Party Transactions
The following table summarizes transactions with related parties:

(US$ Millions)	Jun. 30, 2020	Dec. 31, 2019
Balances outstanding with related parties:
Net (payables)/receivables within equity accounted investments	(69)	(81)
Loans and notes receivable	74	102
Receivables and other assets	57	17
Deposit and promissory note from Brookfield Asset Management	(730)	—
Loans and notes payable and other liabilities	(296)	(196)
Preferred shares held by Brookfield Asset Management	(15)	(15)

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2020	2019	2020	2019
Transactions with related parties:
Commercial property revenue(1)	$8	$7	$15	$13
Management fee income	15	8	25	16
Participating loan interests (including fair value gains, net)	—	39	—	48
Interest expense on debt obligations	2	13	9	29
Interest on capital securities held by Brookfield Asset Management	—	1	—	8
General and administrative expense(2)	35	37	73	87
Construction costs(3)	110	60	228	262
Incentive fees	1	—	7	—
(1)Amounts received from Brookfield Asset Management and its subsidiaries for the rental of office premises.
(2)Includes amounts paid to Brookfield Asset Management and its subsidiaries for management fees, management fees associated with the partnership’s investments in private funds, and administrative services.
(3)Includes amounts paid to Brookfield Asset Management and its subsidiaries for construction costs of development properties.